Quarterly Holdings Report
for
Fidelity Simplicity RMD 2030 Fund
April 30, 2023
R100-NPRT3-0623
1.9907132.100
Domestic Equity Funds - 32.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	753	7,212
Fidelity Series Blue Chip Growth Fund (a)	1,657	19,846
Fidelity Series Commodity Strategy Fund (a)	49	4,791
Fidelity Series Growth Company Fund (a)	2,316	37,085
Fidelity Series Intrinsic Opportunities Fund (a)	633	7,429
Fidelity Series Large Cap Stock Fund (a)	1,934	34,941
Fidelity Series Large Cap Value Index Fund (a)	776	10,945
Fidelity Series Opportunistic Insights Fund (a)	1,385	22,124
Fidelity Series Small Cap Core Fund (a)	7	70
Fidelity Series Small Cap Discovery Fund (a)	313	3,200
Fidelity Series Small Cap Opportunities Fund (a)	876	10,603
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,995	24,397
Fidelity Series Value Discovery Fund (a)	1,473	21,796
TOTAL DOMESTIC EQUITY FUNDS (Cost $201,124)		204,439

International Equity Funds - 28.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	915	12,860
Fidelity Series Emerging Markets Fund (a)	1,497	12,054
Fidelity Series Emerging Markets Opportunities Fund (a)	2,916	48,063
Fidelity Series International Growth Fund (a)	2,127	34,164
Fidelity Series International Small Cap Fund (a)	575	9,361
Fidelity Series International Value Fund (a)	3,120	33,857
Fidelity Series Overseas Fund (a)	2,750	33,986
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $180,396)		184,345

Bond Funds - 37.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,204	25,825
Fidelity Series Emerging Markets Debt Fund (a)	451	3,304
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	119	1,097
Fidelity Series Floating Rate High Income Fund (a)	72	636
Fidelity Series High Income Fund (a)	419	3,440
Fidelity Series International Developed Markets Bond Index Fund (a)	2,902	24,871
Fidelity Series Investment Grade Bond Fund (a)	14,113	142,961
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,082	37,892
Fidelity Series Real Estate Income Fund (a)	103	990
TOTAL BOND FUNDS (Cost $239,073)		241,016

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.92% (a)(b)	7,874	7,874
Fidelity Series Short-Term Credit Fund (a)	67	651
TOTAL SHORT-TERM FUNDS (Cost $8,520)		8,525

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $629,113)	638,325
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	638,324

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	-	100,000	100,000	12	-	-	-	0.0%
Total	-	100,000	100,000	12	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	25,551	226	1	(1)	501	25,825
Fidelity Series All-Sector Equity Fund	-	7,292	227	44	(4)	151	7,212
Fidelity Series Blue Chip Growth Fund	-	19,703	960	-	14	1,089	19,846
Fidelity Series Canada Fund	-	13,436	678	-	(16)	118	12,860
Fidelity Series Commodity Strategy Fund	-	5,237	291	-	(5)	(150)	4,791
Fidelity Series Emerging Markets Debt Fund	-	3,425	76	41	(2)	(43)	3,304
Fidelity Series Emerging Markets Debt Local Currency Fund	-	1,084	25	-	-	38	1,097
Fidelity Series Emerging Markets Fund	-	12,870	737	-	(30)	(49)	12,054
Fidelity Series Emerging Markets Opportunities Fund	-	53,212	4,727	-	(140)	(282)	48,063
Fidelity Series Floating Rate High Income Fund	-	654	17	11	-	(1)	636
Fidelity Series Government Money Market Fund 4.92%	-	12,137	4,263	65	-	-	7,874
Fidelity Series Growth Company Fund	-	36,620	1,322	-	(1)	1,788	37,085
Fidelity Series High Income Fund	-	3,529	88	43	(2)	1	3,440
Fidelity Series International Developed Markets Bond Index Fund	-	25,755	842	331	(7)	(35)	24,871
Fidelity Series International Growth Fund	-	34,792	1,991	-	(3)	1,366	34,164
Fidelity Series International Small Cap Fund	-	9,377	294	-	(1)	279	9,361
Fidelity Series International Value Fund	-	34,608	1,498	-	(19)	766	33,857
Fidelity Series Intrinsic Opportunities Fund	-	9,533	1,822	-	(39)	(243)	7,429
Fidelity Series Investment Grade Bond Fund	-	143,676	1,586	1,118	(24)	895	142,961
Fidelity Series Large Cap Stock Fund	-	35,476	1,259	-	(22)	746	34,941
Fidelity Series Large Cap Value Index Fund	-	11,266	189	21	(9)	(123)	10,945
Fidelity Series Long-Term Treasury Bond Index Fund	-	41,581	4,208	249	(85)	604	37,892
Fidelity Series Opportunistic Insights Fund	-	21,937	785	-	(6)	978	22,124
Fidelity Series Overseas Fund	-	34,498	2,270	-	7	1,751	33,986
Fidelity Series Real Estate Income Fund	-	1,310	296	9	(4)	(20)	990
Fidelity Series Short-Term Credit Fund	-	1,616	971	6	1	5	651
Fidelity Series Small Cap Core Fund	-	70	-	-	-	-	70
Fidelity Series Small Cap Discovery Fund	-	3,461	96	-	(3)	(162)	3,200
Fidelity Series Small Cap Opportunities Fund	-	11,415	439	-	(13)	(360)	10,603
Fidelity Series Stock Selector Large Cap Value Fund	-	25,258	559	76	(27)	(275)	24,397
Fidelity Series Value Discovery Fund	-	22,589	652	49	(23)	(118)	21,796
	-	662,968	33,394	2,064	(464)	9,215	638,325

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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